Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Expense [Abstract]
Current tax expense	$ 799	$ 36,221
Deferred tax expense	169,778	289,720
Total income tax expense	$ 170,577	$ 325,941